Net Loss Per Share (Tables)	12 Months Ended
Dec. 31, 2015
Earnings Per Share [Abstract]
Schedule of Antidilutive Securities Excluded from Computation of Earnings per Share

As of December 31, 2015, 2014 and 2013, potentially dilutive securities include:

	December 31,
	2015	2014	2013
Convertible preferred stock	2,609,102	1,519,274	1,228,418
Options to purchase common stock	254,058	105,898	81,395

Total	2,863,160	1,625,172	1,309,813